Long Term Debt - Notes Payable (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-term Debt [Text Block]

6. Long Term Debt - Notes Payable

On April 19, 2012, the Company entered into a securities purchase agreement with an existing stockholder (the “Buyer”), pursuant to which the Company issued (i) a senior secured 8% convertible debenture in the original aggregate principal amount of $35,000 and (ii) a warrant to purchase 6,500,000 shares of common stock, $0.001 par value per share of the Company, and the Buyer covenanted to purchase up to an additional $465,000 of senior secured convertible debentures in a series of four closing at such times as may be designated by the Company in its sole discretion through October 19, 2012. The outstanding principal of the convertible debentures as of September 30, 2012 was $300,000. The convertible debentures mature on October 19, 2012 and bear interest at a rate of 8%.

In connection with the above private placement, the Company also entered into a security agreement, an intellectual property security agreement, a stockholder’s agreement and various ancillary certificates, disclosure schedules and exhibits in support thereof, each dated April 19, 2012. In addition, the subsidiary of the Company, Blue Calypso, LLC, entered into a subsidiary guarantee in favor of the Buyer, dated April 19, 2012.

At August 31, 2011, the Company had convertible subordinated notes payable issued to eleven entities/individuals. The notes accrued simple interest at the rate of 8% per annum. The principal amount of the notes, along with all accrued interest thereon was subject to automatic conversion upon the next financing transaction in which the Company sells shares of its capital stock to an outside vendor in an arm’s length transaction. The principal balance of $1,475,000 (including notes payable to affiliate of $200,000) and accrued interest thereon of $90,088 were converted into 28,135,234 common shares as of September 1, 2011.

6. Long Term Debt - Notes Payable

At August 31, 2011, the company had convertible subordinated notes payable issued to eleven entities/individuals. The notes accrued simple interest at the rate of 8% per annum. The principal amount of the notes, along with all accrued interest thereon was subject to automatic conversion upon the next financing transaction in which the Company sells shares of its capital stock to an outside vendor in an arm’s length transaction. The principal balance of $1,475,000 (including notes payable to affiliate of $200,000) and accrued interest thereon of $90,088 were converted into 28,135,234 common shares as of September 1, 2011.